Discontinued operations - Results of discontinued operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Discontinued operations
Revenue	$ 125,766	$ 109,644	$ 251,837	$ 196,333
Profit/(loss) from operations	43,226	(15,530)	69,113	(22,651)
Loss from discontinued operations, net of tax	(11,538)	(4,866)	(20,371)	(7,506)
Attributed to Parent			(20,046)	(7,506)
Discontinued operations
Discontinued operations
Revenue	13,957	5,458	21,639	8,131
Elimination of intra-group revenue	(12,064)	(5,458)	(19,746)	(8,131)
External revenue	1,893		1,893
Expenses	(13,129)	(4,821)	(22,199)	(7,476)
Elimination of intra-group expenses	(217)
External expenses	(13,346)	(4,821)	(22,199)	(7,476)
Profit/(loss) from operations	(11,453)	(4,821)	(20,306)	(7,476)
Income tax	(85)	(45)	(65)	(30)
Loss from discontinued operations, net of tax	(11,538)	(4,866)	(20,371)	(7,506)
Attributed to Parent	(11,231)	$ (4,866)	(20,046)	$ (7,506)
Attributed to NCI	$ (307)		(325)
Termination benefits			$ 1,517